Investment Strategy	Dec. 31, 2024
(AZL® S&P 500 Index Fund)
Prospectus [Line Items]
Strategy Narrative [Text Block]	Diversification Policy. The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.